Equity (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Quantity	1,682,473,246	1,682,473,246
Percent (%)	100.00%	100.00%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Quantity	61,629,171	3,817,179
Percent (%)	3.66%	0.23%
Marfrig Global Food S A [Member]
IfrsStatementLineItems [Line Items]
Quantity	849,526,130	842,165,702
Percent (%)	50.49%	50.06%
SALIC [Member]
IfrsStatementLineItems [Line Items]
Quantity	185,556,900	180,000,000
Percent (%)	11.03%	10.70%
Kapitalo Investimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Quantity		107,982,757
Percent (%)		6.42%
Caixade Previddos Funcdo Bancodo Brasil [Member]
IfrsStatementLineItems [Line Items]
Quantity	103,328,121	103,328,121
Percent (%)	6.14%	6.14%
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Quantity	4,300	518,900
Percent (%)	0.00%	0.03%
Eexcutives [Member]
IfrsStatementLineItems [Line Items]
Quantity	256,099	626,458
Percent (%)	0.02%	0.04%
Fiscal Council [Member]
IfrsStatementLineItems [Line Items]
Quantity	29,400	32,700
Percent (%)	0.00%	0.00%
Other Share Holders [Member]
IfrsStatementLineItems [Line Items]
Quantity	482,143,125	444,001,429
Percent (%)	28.66%	26.38%